Related Party Transactions (Details) - Schedule of other related parties' payables - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	$ 547,382	$ 688,371
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	45,847	45,169
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	27,067	25,247
Mr. Limin Liu [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	154,878	610,352
GuoRonghong [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	2,090	7,603
Mangyue Sun [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	23,232
Zhejiang Getai [Member]
Related Party Transactions (Details) - Schedule of other related parties' payables [Line Items]
Related party Payable	$ 294,268